Shareholders' Equity (Narrative) (Details) In Millions, except Share data	12 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Oct. 13, 2009 Public Offering [Member]	Oct. 31, 2009 Public Offering [Member]	Mar. 31, 2009 Public Offering [Member]	Oct. 27, 2009 Third Party Allotment [Member]	Oct. 31, 2009 Third Party Allotment [Member]	Mar. 31, 2009 Third Party Allotment [Member]	Mar. 31, 2011 Parent Company [Member] JPY (¥)	Mar. 31, 2011 Parent Company [Member] USD ($)	Mar. 31, 2010 Parent Company [Member] JPY (¥)	Mar. 31, 2009 Parent Company [Member] JPY (¥)
Distributed earnings	$ 5,806	¥ 480,471	¥ 546,483	¥ 537,260
Investee undistributed earnings equity method	932	77,145	72,405	66,916
Common shares repurchased											75,000,000
Repurchases of common stock											37,362
Minimum tradable quantity of share lot	100	100
Dividends on common stock per share	$ 0.10	¥ 8	¥ 8	¥ 25.5
Common stock held in treasury	118,246,309	118,246,309	50,088,627									1,062,910	1,063,153	1,185,072
Common stock held in treasury value	$ 1,181	¥ 97,692	¥ 68,473								¥ 2,189	$ 26	¥ 2,189	¥ 2,348
New issue			800,000,000	695,172,900	766,000,000	766,000,000	661,572,900	34,000,000	34,000,000	33,600,000